OTHER EXPENSES	12 Months Ended
Dec. 31, 2024
OTHER EXPENSES
OTHER EXPENSES

22.   OTHER EXPENSES

	Years ended December 31,
	2024 $	2023 $
Loss on disposal of property, plant, and equipment	348	209
Other expenses	12,231	18,665
	12,579	18,874

For the year ended December 31, 2024, other expenses include $7.2 million related to a change in the closure and reclamation estimate of the San Jose mine (see Note 15), $1.7 million of exploration costs, and $1.3 million of certain withholding tax provisions. For the year ended December 31, 2023, other expenses include $6.4 million of severance provisions for the San Jose mine closure, $3.7 million in administrative penalties incurred by Yaramoko, $3.5 million for stand-by and maintenance costs during the work stoppages at Yaramoko and San Jose, and $2.8 million related to a new agreement with the workers’ union at San Jose.